CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Total	DiDis Smart Auto Business [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] DiDis Smart Auto Business [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] DiDis Smart Auto Business [Member]	Statutory and Other Reserves [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2022	¥ 36,910,665		¥ 114		¥ (1)	¥ 60,691,019		¥ 6,425	¥ 1,544,024	¥ (25,330,916)
Beginning balance (Shares) at Dec. 31, 2022			1,725,402,056
Beginning balance (Treasury Shares) at Dec. 31, 2022					(4,919,170)
Share-based compensation, value	550,535					550,535
Issuance of ordinary shares, value	5,427,397		¥ 7			5,427,390
Issuance of ordinary shares, shares			94,079,255
Issuance of treasury shares, shares			8,571,852		(8,571,852)
Transfer from treasury shares to outstanding ordinary shares for vested RSUs,shares					10,679,408
Issuance of ordinary shares for the vested restricted share Units, shares			599,886
Issuance of ordinary shares relating to the acquisition, Value	3,087,849	¥ 3,268,545		¥ 4			¥ 3,268,541
Issuance of ordinary shares relating to the acquisition, Shares				58,164,217
Contingent consideration classified as equity relating to the acquisition of DiDi's smart auto business		¥ 260,546					¥ 260,546
Foreign currency translation adjustment, net of tax	286,614								286,614
Net Income (Loss)	(10,375,775)									(10,375,775)
Appropriations to reserves								53,610		(53,610)
Ending balance at Dec. 31, 2023	36,328,527		¥ 125		¥ (1)	70,198,031		60,035	1,830,638	(35,760,301)
Ending balance (Shares) at Dec. 31, 2023			1,886,817,266
Ending balance (Treasury Shares) at Dec. 31, 2023					(2,811,614)
Share-based compensation, value	473,655					473,655
Issuance of treasury shares, shares			7,953,404		(7,953,404)
Issuance of treasury shares, value			¥ 1		¥ (1)
Transfer from treasury shares to outstanding ordinary shares for vested RSUs,shares					8,460,156
Transfer from treasury shares Value to outstanding ordinary shares for vested RSUs , value					¥ 1	(1)
Issuance of ordinary shares for the vested restricted share Units, shares			1,010,502
Issuance of ordinary shares relating to the acquisition, Value	0
Issuance of ordinary shares relating to the acquisition, Shares			4,636,447
Foreign currency translation adjustment, net of tax	262,870								262,870
Net Income (Loss)	(5,790,264)									(5,790,264)
Appropriations to reserves								34,984		(34,984)
Ending balance at Dec. 31, 2024	31,274,788		¥ 126		¥ (1)	70,671,685		95,019	2,093,508	(41,585,549)
Ending balance (Shares) at Dec. 31, 2024			1,900,417,619
Ending balance (Treasury Shares) at Dec. 31, 2024					(2,304,862)
Share-based compensation, value	564,327					564,327
Issuance of treasury shares, shares			10,252,280		(10,252,280)
Issuance of treasury shares, value			¥ 1		¥ (1)
Transfer from treasury shares to outstanding ordinary shares for vested RSUs,shares					9,604,040
Transfer from treasury shares Value to outstanding ordinary shares for vested RSUs , value					¥ 1	(1)
Issuance of ordinary shares for the vested restricted share Units, shares			982,968
Issuance of ordinary shares relating to the acquisition, Value	0
Foreign currency translation adjustment, net of tax	(331,065)								(331,065)
Net Income (Loss)	(1,139,460)									(1,139,460)
Appropriations to reserves								42,701		(42,701)
Ending balance at Dec. 31, 2025	¥ 30,368,590		¥ 127		¥ (1)	¥ 71,236,011		¥ 137,720	¥ 1,762,443	¥ (42,767,710)
Ending balance (Shares) at Dec. 31, 2025			1,911,652,867
Ending balance (Treasury Shares) at Dec. 31, 2025					(2,953,102)